SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS (Details)	Mar. 31, 2026
Software, Internally Developed [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	10 years